EQUITY - Series A Preferred Units (Details) - Preferred Units - 8.75% Series A Cumulative Redeemable Preferred Units - USD ($) $ / shares in Units, $ in Millions			12 Months Ended
	Feb. 15, 2018	Oct. 31, 2017	Dec. 31, 2020
Preferred Units [Line Items]
Consideration received on sale of stock		$ 133.0
Preferred Units
Preferred Units [Line Items]
Preferred stock, dividend percentage (as a percent)			8.75%
Sale of stock, number of shares issued		5,520,000
Sale of stock, price per share		$ 25.00
Preferred stock, dividend rate (in dollars per share)	$ 0.63802
Preferred stock, redemption price (in dollars per share)		$ 25.00